Related Party Transactions - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended									12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2011 Housing Development Finance Corporation Limited INR	Mar. 31, 2010 Housing Development Finance Corporation Limited INR	Mar. 31, 2011 Housing Development Finance Corporation Limited Others INR	Nov. 30, 2009 Housing Development Finance Corporation Limited Others	Jun. 02, 2008 Housing Development Finance Corporation Limited Others	Mar. 31, 2011 ''AAA'' rated home loans INR	Mar. 31, 2010 ''AAA'' rated home loans INR
Related Party Transaction [Line Items]
Fixed assets Purchased from related parties	$ 131.0	5,836.1	5,978.6	6,880.5		20.0
Loans assigned to HDFC Limited
Dividend paid to HDFC Limited	144.6	6,440.9	4,985.8	3,530.5	943.7	524.4
Foreign exchange and derivative contracts, notional principal amount	122,286.1	5,446,623.2	4,703,093.7		2,500.0	9,701.2
Foreign exchange and derivative contracts, mark to market gains					65.8	18.9
"AAA" rated home loans purchased										43,789.7	48,702.9
Preferential offer of warrants, warrants issued									131,001,100
Preferential offer of warrants, number equity shares called by warrants								131,001,100	131,001,100
Preferential offer of warrants, exercise price ClassOfWarrantOrRightExercisePriceOfWarrantsOrRights 306.03									306.03
Preferential offer of warrants, proceeds from exercise of warrants							36,080.6